Provisions and Other Contingencies - Additional Information (Details) ₨ in Millions, $ in Millions		5 Months Ended	12 Months Ended
	Mar. 13, 2025 USD ($) Action	Jul. 25, 2024 Action	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Contingent Liabilities - Other Than Income Tax Contingent Liability
Disclosure Of Other Provisions [Line Items]
Claims (excluding demands from Income tax authorities)			₨ 11,530		₨ 10,200		$ 122.0	$ 119.0
Amount paid to statutory authorities			₨ 270	$ 3.0	₨ 80	$ 1.0
Cybersecurity Incident November 2023
Disclosure Of Other Provisions [Line Items]
Number of actions filed against a subsidiary		6
Number of actions filed against customers	7
Settlement amount agreed to pay | $	$ 17.5
Provision for Post Sales Client Support and Other Provisions
Disclosure Of Other Provisions [Line Items]
Description of expected period to be utilized			1 year	1 year